Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax receivables	$ 8,360		$ 8,360		$ 24,342
Income taxes payable	15,986		15,986		$ 28,086
Income tax expense	7,767	$ 9,996	26,515	$ 41,085
Net discrete tax gain	$ 2,638		$ 2,356
Effective tax rate	24.30%		28.10%
Estimated effective tax rate	30.60%